Derivative Instruments and Hedging Activities (Schedule of Trading Gains (Losses) in Consolidated Income Statements) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Trading gains (losses)	389,561	[1]	180,918	[1]
Foreign Exchange Spot Contracts [Member]
Trading gains (losses)	(368,713)	[1]	98,101	[1]
Foreign Exchange Derivatives [Member]
Trading gains (losses)	692,478	[1]	269,934	[1]
Interest Rate Derivatives [Member]
Trading gains (losses)	(29,744)	[1]	(206,435)	[1]
Equity Derivatives [Member]
Trading gains (losses)	89,096	[1]	6,738	[1]
Credit Derivatives [Member]
Trading gains (losses)	1,869	[1]	16,000	[1]
Commodity Derivatives [Member]
Trading gains (losses)	(61)	[1]	(490)	[1]
Other Derivatives [Member]
Trading gains (losses)	4,636	[1]	(2,930)	[1]

[1]	Amounts are recorded in net trading revenue.